Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities (including discontinued operations)
Profit (loss) before taxes from continuing operations	$ (271)		$ 218		$ 119	[1]
Profit (loss) before taxes from discontinued operations	(12)		59		(29)	[2]
Profit (loss) before taxes	(283)		276		91	[2]
Adjustments to reconcile to net cash:
Interest expense on leases	156		157		91	[2]
Interest expense on debt and other financing	468		408		282	[2]
Interest and other financial income	(13)		(20)		(21)	[2]
Adjustments for non-cash items:
Depreciation and amortization	1,208		1,111		830	[2]
Share of net profit in Guatemala and Honduras joint ventures	(171)		(179)		(154)	[1]
(Gain) on disposal and impairment of assets, net	20		(40)		(37)	[2]
Share based compensation	24		30		22	[2]
Transaction costs assumed by Cable Onda	0		0		30	[2]
Loss from other joint ventures and associates, net	1		40		136	[1]
Other non-cash non-operating (income) expenses, net	106		(227)		40	[2]
Changes in working capital:
Decrease (increase) in trade receivables, prepayments and other current assets, net	(43)		(119)		(128)	[2]
Decrease (increase) in inventories	(6)		11		2	[2]
Increase (decrease) in trade and other payables, net	40		(61)		69	[2]
Increase (decrease) in contract assets, liabilities and costs, net	8		(2)		(9)	[2]
Total changes in working capital	(2)		(172)		(66)	[2]
Interest paid on leases	(151)		(141)		(89)	[2]
Interest paid on debt and other financing	(411)		(344)		(229)	[2]
Interest received	11		15		20	[2]
Taxes paid	(142)		(114)		(153)	[2]
Net cash provided by operating activities	821		801		792	[2]
Cash flows from (used in) investing activities (including discontinued operations):
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	10		(1,014)		(953)	[2]
Proceeds from disposal of subsidiaries and associates, net of cash disposed	10		111		176	[2]
Purchase of intangible assets and licenses	(202)		(171)		(148)	[2]
Purchase of property, plant and equipment	(622)		(736)		(632)	[2]
Proceeds from sale of property, plant and equipment	9		24		154	[2]
Proceeds from disposal of equity investments, net of costs	197		25		0	[2]
Dividends and dividend advances received from joint ventures	71		237		243	[2]
Settlement of financial derivative instruments	0		0		(63)	[2]
Cash (used in) provided by other investing activities, net	32		20		24	[2]
Net cash used in investing activities	(495)		(1,502)		(1,199)	[2]
Cash flows from financing activities (including discontinued operations):
Proceeds from debt and other financing	1,470		2,900		1,155	[2]
Repayment of debt and other financing	(1,744)		(1,157)		(530)	[2]
Loan advance to joint venture for repayment of debt	(193)		0		0	[2]
Lease capital repayment	(116)		(107)		(17)	[2]
Advances and dividends paid to non-controlling interests	(5)		(13)		(2)	[2]
Share repurchase program	(10)		0		0	[2]
Dividends paid to owners of the Company	0		(268)		(266)	[2]
Net cash provided by (used in) financing activities	(598)		1,355		341	[2]
Exchange impact on cash and cash equivalents, net	(17)		(8)		(33)	[2]
Net (decrease) increase in cash and cash equivalents	(289)		645		(98)	[2]
Cash and cash equivalents, beginning balance	1,164	[3]	528	[2]	619	[2]
Effect of cash in disposal group held for sale	0		(9)		6	[2]
Cash and cash equivalents, ending balance	$ 875		$ 1,164	[3]	$ 528	[2]

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[3]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).